Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Measurement
Fair Value Measurement

Note 12: Fair Value Measurement

Fair Value of Financial Instruments

Carrying amounts for certain of the Company’s financial instruments (cash and cash equivalents and short-term borrowings) approximate fair value due to their short maturities. Accordingly, these instruments are not presented in the following table. The following table provides the estimated fair values of the remaining financial instruments:

	As of September 30, 2013
(in millions)	Carrying Value	Fair Value (a)
Financial instruments:
Settlement assets:
Short-term investment securities	$59.8	$59.8
Long-term investment securities	$18.6	$18.6
Other current assets:
Derivative financial instruments	$6.7	$6.7
Other long-term assets:
Long-term investment securities	$0.6	$0.6
Cost method investments	$9.1	$9.1
Derivative financial instruments	$66.6	$66.6
Other current liabilities:
Derivative financial instruments	$21.6	$21.6
Long-term borrowings:
Long-term borrowings	$22,565.1	$23,359.3
Other long-term liabilities:
Derivative financial instruments	$126.9	$126.9

(a)                  Represents cost for cost method investments. Refer to Note 10 of these Consolidated Financial Statements for a more detailed discussion of cost method investments.

The estimated fair values of investment securities and derivative financial instruments are described below. Refer to Notes 10 and 11 of these Consolidated Financial Statements for additional information regarding the Company’s investment securities and derivative financial instruments, respectively.

The estimated fair market value of FDC’s long-term borrowings was primarily based on market trading prices and is considered to be a Level 2 measurement.  For additional information regarding the Company’s borrowings, refer to Note 4 of these Consolidated Financial Statements as well as to Note 8 of the Company’s Consolidated Financial Statements in Item 8 of the Company’s Annual Report on Form 10-K for the year ended December 31, 2012.

Concentration of Credit Risk

The Company’s investment securities are diversified across multiple issuers within its investment portfolio (investment securities plus cash and cash equivalents). In addition to investment securities, the Company maintains other financial instruments with various financial institutions. The Company’s largest single issuer represents less than 15% of the total carrying value of the investment portfolio and the Company limits its derivative financial instruments credit risk by maintaining contracts with highly rated (in the “A” category or higher) counterparties. The Company periodically reviews the credit standings of these institutions.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Financial instruments carried and measured at fair value on a recurring basis are classified in the table below according to the fair value hierarchy:

	As of September 30, 2013
	Fair Value Measurement Using
(in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Settlement assets:
Student loan auction rate securities	$—	$—	$13.6	$13.6
Corporate bonds	—	6.1	—	6.1
State and municipal obligations	—	56.7	—	56.7
Preferred stock	2.0	—	—	2.0
Total settlement assets	2.0	62.8	13.6	78.4

Other current assets:
Interest rate swap contracts	—	6.7	—	6.7
Other long-term assets:
Available-for-sale securities	—	0.6	—	0.6
Foreign currency derivative contracts	—	11.1	—	11.1
Interest rate swap contracts	—	55.5	—	55.5
Total assets at fair value	$2.0	$136.7	$13.6	$152.3

Liabilities:
Other current liabilities:
Foreign currency derivative contracts	$—	$21.1	$—	$21.1
Interest rate swap contracts	—	0.5	—	0.5
Other long-term liabilities:
Foreign currency derivative contracts	—	10.5	—	10.5
Interest rate swap contracts	—	116.4	—	116.4
Contingent consideration	—	—	20.0	20.0
Total liabilities at fair value	$—	$148.5	$20.0	$168.5

	As of December 31, 2012
	Fair Value Measurement Using
(in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Settlement assets:
Student loan auction rate securities	$—	$—	$38.8	$38.8
Corporate bonds	—	6.6	—	6.6
State and municipal obligations	—	133.9	—	133.9
Preferred stock	0.6	—	—	0.6
Total settlement assets	0.6	140.5	38.8	179.9

Other current assets:
Interest rate swap contracts	—	1.0	—	1.0
Foreign currency derivative contracts	—	10.1	—	10.1
Other long-term assets:
Available-for-sale securities	—	0.5	—	0.5
Interest rate swap contracts	—	89.8	—	89.8
Total assets at fair value	$0.6	$241.9	$38.8	$281.3

Liabilities:
Other current liabilities:
Interest rate swap contracts	$—	$0.3	$—	$0.3
Other long-term liabilities:
Foreign currency derivative contracts	—	34.4	—	34.4
Interest rate swap contracts	—	137.4	—	137.4
Contingent consideration	—	—	20.0	20.0
Total liabilities at fair value	$—	$172.1	$20.0	$192.1

Settlement assets - student loan auction rate securities. Due to the lack of observable market activity for the SLARS held by the Company as of September 30, 2013, the Company, with the assistance of a third-party valuation firm upon which the Company in part relied, made certain assumptions, primarily relating to estimating both the weighted-average life for the securities held by the Company and the impact on the fair value of the current inability to redeem the securities at par value. All key assumptions and valuations were determined by and are the responsibility of management. The securities were valued using an income approach based on a probability-weighted discounted cash flow analysis. The Company considered each security’s key terms including date of issuance, date of maturity, auction intervals, scheduled auction dates, maximum auction rates, as well as underlying collateral, ratings, and guarantees or insurance. Due to the use of unobservable inputs, these instruments are classified as Level 3 within the fair value hierarchy. For additional information regarding the SLARS, refer to Note 10 of these Consolidated Financial Statements.

(in millions)	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) Student loan auction rate securities
Beginning balance as of January 1, 2013	$38.8
Total realized gains included in product sales and other	1.3
Total unrealized losses included in other comprehensive income	(0.4)
Sales	(26.1)
Ending balance as of September 30, 2013	$13.6

Settlement assets - other available-for-sale securities. Prices for the municipal and corporate securities are not quoted on active exchanges but are priced through an independent third-party pricing service based on quotations from market-makers in the specific instruments or, where appropriate, from other market inputs. Bonds were valued under a market approach using observable inputs including reported trades, benchmark yields, broker/dealer quotes, issuer spreads and other standard inputs. Municipal paper was valued under a market approach using observable inputs including maturity date, issue date, credit rating, current commercial paper rates and settlement date.

The Company’s experience with these types of investments and the expectations of the current investments held is that they will be satisfied at the current carrying amount. These securities were classified as Level 2.

Derivative financial instruments. The Company uses derivative instruments to mitigate certain risks. The Company’s derivatives are not exchange listed and therefore the fair value is estimated under an income approach using Bloomberg analytics models that are based on readily observable market inputs. These models reflect the contractual terms of the derivatives, such as notional value and expiration date, as well as market-based observables including interest and foreign currency exchange rates, yield curves and the credit quality of the counterparties. The models also incorporate the Company’s creditworthiness in order to appropriately reflect non-performance risk. Inputs to the derivative pricing models are generally observable and do not contain a high level of subjectivity and, accordingly, the Company’s derivatives were classified within Level 2 of the fair value hierarchy. While the Company believes its estimates result in a reasonable reflection of the fair value of these instruments, the estimated values may not be representative of actual values that could have been realized or that will be realized in the near future. Refer to Note 11 of these Consolidated Financial Statements for additional information regarding the Company’s derivative financial instruments.

Contingent liabilities.  During the year ended December 31, 2012, contingent consideration was recorded related to the acquisition of Clover Network, Inc. The transaction called for cash consideration as well as a series of contingent payments based on the achievement of specified sales targets. These contingent payments are classified as purchase consideration if made to outside investors and compensation if made to current and future employees. As part of the purchase price, the Company recorded a $20 million liability for the contingent consideration due to outside investors based upon the net present value of the Company’s estimate of the future payments. Subsequent measurements are made using the same methodology. This fair value measurement represents a Level 3 measurement as it is based on significant inputs not observable in the market. Significant judgment is employed in determining the appropriateness of these assumptions as of the acquisition date. The primary assumption is the estimated number of merchant locations that will be using the software in the next four years.

(in millions)	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) Contingent consideration
Beginning balance as of January 1, 2013	$20.0
Contingent consideration payments	—
Change in fair value of contingent consideration	—
Ending balance as of September 30, 2013	$20.0

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

During the nine months ended September 30, 2013, the Company did not perform any material non-recurring fair value measurements.  During the nine months ended September 30, 2012, the Company recorded impairments totaling approximately $18 million on assets with a total carrying value of approximately $38 million due to the sale, expected sale or discontinued use of certain assets. The impairments related to property and equipment, customer relationships, software, and goodwill.  In addition, the Company impaired a strategic investment with a total carrying value of $8.7 million as discussed in Note 10.

The fair values of the impaired assets were estimated primarily using a discounted cash flow analysis, based on management’s current cash flow projections and using assumptions that management believes are consistent with market participant assumptions. The inputs to the valuations are largely unobservable, and the measurements are accordingly classified as Level 3.  All key assumptions and valuations were determined by and are the responsibility of management.

Note 7: Fair Value Measurement

Fair value of financial instruments

Carrying amounts for certain of the Company’s financial instruments (cash and cash equivalents and short-term borrowings) approximate fair value due to their short maturities. Accordingly, these instruments are not presented in the following table. The following table provides the estimated fair values of the remaining financial instruments:

	As of December 31, 2012		As of December 31, 2011
(in millions)	Carrying Value	Fair Value (a)	Carrying Value	Fair Value (a)
Financial instruments:
Settlement assets:
Short-term investment securities	$125.6	$125.6	$105.7	$105.7
Long-term investment securities	$54.3	$54.3	$181.0	$181.0
Other current assets:
Derivative financial instruments	$11.1	$11.1	$—	$—
Other long-term assets:
Long-term investment securities	$0.5	$0.5	$0.5	$0.5
Cost method investments	$13.4	$13.4	$23.7	$23.7
Derivative financial instruments	$89.8	$89.8	$76.3	$76.3
Other current liabilities:
Derivative financial instruments	$0.3	$0.3	$156.7	$156.7
Long-term borrowings:
Long-term borrowings	$22,528.9	$22,732.6	$22,521.7	$20,189.8
Other long-term liabilities:
Derivative financial instruments	$171.8	$171.8	$39.7	$39.7

(a)                  Represents cost for cost method investments. Refer to Note 5 of these Consolidated Financial Statements for a more detailed discussion of cost method investments.

The estimated fair values of investment securities and derivative financial instruments are described below. Refer to Notes 5 and 6 of these Consolidated Financial Statements for additional information regarding the Company’s investment securities and derivative financial instruments, respectively.

The estimated fair market value of FDC’s long-term borrowings was primarily based on market trading prices and is considered to be a level 2 measurement. For additional information regarding the Company’s borrowings, refer to Note 8 of these Consolidated Financial Statements.

Concentration of credit risk

The Company’s investment securities are diversified across multiple issuers within its investment portfolio (investment securities plus cash and cash equivalents). In addition to investment securities, the Company maintains other financial instruments with various financial institutions. The Company’s largest single issuer represents less than 15% of the total carrying value of the investment portfolio and the Company limits its derivative financial instruments credit risk by maintaining contracts with counterparties having a credit rating of “A” or higher. The Company periodically reviews the credit standings of these institutions.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Fair value is defined by accounting guidance as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses the hierarchy prescribed in the accounting guidance for fair value measurements, based upon the available inputs to the valuation and the degree to which they are observable or not observable in the market. The three levels in the hierarchy are as follows:

•                          Level 1 Inputs—Quoted prices (unadjusted) for identical assets or liabilities in active markets that are accessible as of the measurement date.

•                          Level 2 Inputs—Inputs other than quoted prices within Level 1 that are observable either directly or indirectly, including but not limited to quoted prices in markets that are not active, quoted prices in active markets for similar assets or liabilities and observable inputs other than quoted prices such as interest rates or yield curves.

•                          Level 3 Inputs—Unobservable inputs reflecting the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

The Company maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs.

Financial instruments carried and measured at fair value on a recurring basis are classified in the table below according to the fair value hierarchy described above:

	As of December 31, 2012
	Fair Value Measurement Using
(in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Settlement assets:
Student loan auction rate securities	$—	$—	$38.8	$38.8
Corporate bonds	—	6.6	—	6.6
State and municipal obligations	—	133.9	—	133.9
Preferred stock	0.6	—	—	0.6
Total settlement assets	0.6	140.5	38.8	179.9

Other current assets:
Interest rate swap contracts	—	1.0	—	1.0
Foreign currency derivative contracts	—	10.1		10.1
Other long-term assets:
Available-for-sale securities	—	0.5	—	0.5
Interest rate swap contracts	—	89.8	—	89.8
Total assets at fair value	$0.6	$241.9	$38.8	$281.3

Liabilities:
Other current liabilities:
Interest rate swap contracts	$—	$0.3	$—	$0.3
Other long-term liabilities:
Foreign currency derivative contracts	—	34.4	—	34.4
Interest rate swap contracts	—	137.4	—	137.4
Contingent consideration	—	—	20.0	20.0
Total liabilities at fair value	$—	$172.1	$20.0	$192.1

	As of December 31, 2011
	Fair Value Measurement Using
(in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Settlement assets:
Student loan auction rate securities	$—	$—	$170.5	$170.5
Corporate bonds	—	10.2	—	10.2
State and municipal obligations	—	95.5	—	95.5
U.S. Government guaranteed agency securities	—	10.0	—	10.0
Preferred stock	0.5	—	—	0.5
Total settlement assets	0.5	115.7	170.5	286.7

Other long-term assets:
Available-for-sale securities	—	0.5	—	0.5
Interest rate swap contracts	—	65.4	—	65.4
Foreign currency derivative contracts	—	10.9	—	10.9
Total other long-term assets	—	76.8	—	76.8
Total assets at fair value	$0.5	$192.5	$170.5	$363.5

Liabilities:
Other current liabilities:
Interest rate swap contracts	$—	$156.7	$—	$156.7
Other long-term liabilities:
Foreign currency derivative contracts	—	27.8	—	27.8
Forward-starting interest rate contracts	—	11.9	—	11.9
Total liabilities at fair value	$—	$196.4	$—	$196.4

Settlement assets - student loan auction rate securities.  Due to the lack of observable market activity for the SLARS held by the Company as of December 31, 2012, the Company, with the assistance of a third-party valuation firm upon which the Company in part relied, made certain assumptions, primarily relating to estimating both the weighted-average life for the securities held by the Company and the impact on the fair value of the current inability to redeem the securities at par value. All key assumptions and valuations were determined by and are the responsibility of management. The securities were valued using an income approach based on a probability-weighted discounted cash flow analysis. The Company considered each security’s key terms including date of issuance, date of maturity, auction intervals, scheduled auction dates, maximum auction rates, as well as underlying collateral, ratings, and guarantees or insurance. The impact of the Company’s judgment in the valuation was significant and, accordingly, the resulting fair value was classified as Level 3 within the fair value hierarchy. A 50 basis point change in liquidity risk premium, as well as slight changes in other unobservable inputs including default probability and default recovery rate assumptions and the probability of an issuer call prior to maturity, would impact the value of the SLARS by approximately $1 million. For additional information regarding sales, settlements and impairments of the SLARS, refer to Note 5 of these Consolidated Financial Statements.

(in millions)	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) Student loan auction rate securities
Beginning balance as of January 1, 2011	$341.1
Total gains or losses (realized or unrealized):
Included in other comprehensive income	1.2
Included in product sales and other (a)	(4.5)
Sales	(158.4)
Settlements	(8.9)
Transfers in (out) of Level 3	—
Ending balance as of December 31, 2011	170.5
Total realized gains included in product sales and other	4.4
Sales	(135.6)
Settlements	(0.5)
Transfers in (out) of Level 3	—
Ending balance as of December 31, 2012	$38.8

(a)         Includes impairments of $5.2 million for the year ended December 31, 2011.

Settlement assets - other available-for-sale securities.  Prices for the municipal, corporate, and U.S. Government securities are not quoted on active exchanges but are priced through an independent third-party pricing service based on quotations from market-makers in the specific instruments or, where appropriate, from other market inputs. Bonds were valued under a market approach using observable inputs including reported trades, benchmark yields, broker/dealer quotes, issuer spreads and other standard inputs. Municipal paper was valued under a market approach using observable inputs including maturity date, issue date, credit rating, current commercial paper rates and settlement date.

The Company’s experience with these types of investments and the expectations of the current investments held is that they will be satisfied at the current carrying amount. These securities were classified as Level 2.

Derivative financial instruments.  The Company uses derivative instruments to mitigate certain risks. The Company’s derivatives are not exchange listed and therefore the fair value is estimated under an income approach using Bloomberg analytics models that are based on readily observable market inputs. These models reflect the contractual terms of the derivatives, such as notional value and expiration date, as well as market-based observables including interest and foreign currency exchange rates, yield curves and the credit quality of the counterparties. The models also incorporate the Company’s creditworthiness in order to appropriately reflect non-performance risk. Inputs to the derivative pricing models are generally observable and do not contain a high level of subjectivity and, accordingly, the Company’s derivatives were classified within Level 2 of the fair value hierarchy. While the Company believes its estimates result in a reasonable reflection of the fair value of these instruments, the estimated values may not be representative of actual values that could have been realized or that will be realized in the near future. Refer to Note 6 of these Consolidated Financial Statements for additional information regarding the Company’s derivative financial instruments.

Contingent liabilities.  As discussed in Note 3 of these Consolidated Financial Statements, during the year ended December 31, 2012, contingent consideration was recorded related to the acquisition of Clover Network, Inc. The transaction called for cash consideration as well as a series of contingent payments based on the achievement of specified sales targets. These contingent payments are classified as purchase consideration if made to outside investors and compensation if made to current and future employees. As part of the purchase price, the Company recorded a $20 million liability for the contingent consideration due to outside investors based upon the net present value of the Company’s estimate of the future payments. This fair value measurement represents a Level 3 measurement as it is based on significant inputs not observable in the market. Significant judgment is employed in determining the appropriateness of these assumptions as of the acquisition date. The primary assumption is the estimated number of merchant locations that will be using the software in the next four years.

(in millions)	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) Contingent consideration
Beginning balance as of January 1, 2012	$—
Initial estimate of contingent consideration	20.0
Contingent consideration payments	—
Change in fair value of contingent consideration	—
Ending balance as of December 31, 2012	$20.0

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

During the year ended December 31, 2012, the Company recorded impairments totaling approximately $22 million on assets with a total carrying value of approximately $42 million due to the sale, expected sale or discontinued use of certain assets. Approximately $5 million of the total impairments related to one business in the Financial Services segment and was recorded in the “Impairments” line in the Consolidated Statement of Operations, while the remaining amounts were individually insignificant and were recorded in the “Cost of services” line. The impairments related to property and equipment, customer relationships, software, and goodwill. In addition, the Company impaired a strategic investment with a total carrying value of $8.7 million within the Retail and Alliance Segment as discussed in Note 5. The impairment was recorded in the “Other income (expense)” line in the Consolidated Statement of Operations.

During the year ended December 31, 2011, the Company did not record any adjustments to the carrying value of existing assets based on non-recurring fair value measurements.

During the year ended December 31, 2010, the Company recorded impairments in the Retail and Alliance and International segments totaling $11.5 million on assets with a total carrying value of $11.7 million, as a result of changes in management’s expectations with respect to projected cash flows, ongoing negative cash flows for certain assets or asset groups or due to the discontinued use of certain assets. The impairments related to property and equipment, customer relationships, software, other intangibles, and other long-term assets and were recorded in the “Impairments” line in the Consolidated Statement of Operations.

The fair values of the impaired assets were estimated primarily using a discounted cash flow analysis for 2012 and an income approach for 2010, both based on management’s current cash flow projections and using assumptions that management believed were consistent with market participant assumptions. The inputs to the valuations were largely unobservable, and the measurements were accordingly classified as Level 3. The majority of these assets were deemed fully impaired. All key assumptions and valuations were determined by and are the responsibility of management. This fair value measurement represents a Level 3 measurement as it is based on significant inputs not observable in the market. The fair value will be measured on a non-recurring basis. Significant judgment is employed in determining the appropriateness of these assumptions.

Also during the year ended December 31, 2012, contingent consideration was recorded related to a small divestiture. The transaction called for a series of contingent payments based on revenue over three years. As part of the sale price, the Company recorded a $14 million asset for the contingent consideration due based upon the net present value of the Company’s estimate of future receipts from the buyer.